Leases (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 121,348	$ 96,515
Lease liabilities	$ 127,595